Cover	May 11, 2023
Cover [Abstract]
Entity Registrant Name	Lakeland Industries, Inc.
Entity Central Index Key	0000798081
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	May 11, 2023
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	13-3115216
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	0-15535
Entity Address Address Line 1	1525 Perimeter Parkway
Entity Address Address Line 2	Suite 325
Entity Address City Or Town	Huntsville
Entity Address State Or Province	AL
Entity Address Postal Zip Code	35806
Security 12b Title	Common Stock, $0.01 Par Value
Trading Symbol	LAKE
Security Exchange Name	NASDAQ
City Area Code	256
Local Phone Number	350-3873